Stockholders' Deficit (Details Textual 1) - USD ($)	1 Months Ended									3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 30, 2015	Apr. 30, 2015	Oct. 31, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Feb. 28, 2010	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2009
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares issued											47,434,231	39,727,316
Common stock, shares outstanding											47,434,231	39,727,316
Common shares issued for payment of interest											$ 240,000	$ 240,000
Common stock issued for consulting services, value												$ 9,000
Ratio of forward stock splits issued and outstanding shares									1.3157895:1
Post Merger [Member]
Stockholders Equity Note Disclosure [Line Items]
Cancelled shares of common stock									1,973,684
Issued shares of common stock									21,330,000
Common stock, shares issued													23,830,000
Common stock, shares outstanding													23,830,000
Common shares issued for payment of interest (in shares)	3,333,333	1,643,837	1,534,526	1,200,000	1,318,682	2,068,965		1,048,950		1,195,219
Common shares issued for payment of interest	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000	$ 60,000		$ 60,000		$ 60,000
Common stock fair value price per share	$ 0.02	$ 0.04	$ 0.04	$ 0.05	$ 0.05	$ 0.03		$ 0.06		$ 0.05
Common shares issued for services rendered, shares						160,714	94,737
Common stock issued for consulting services, value						$ 4,500	$ 4,500
Fair market value price per share						$ 0.03	$ 0.05